Other financial liabilities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2025
Disclosure of financial liabilities [line items]
Net additions	$ 39.5	$ 18.6
Accretion on financial liabilities	6.4	4.7
Equipment financing [Member]
Disclosure of financial liabilities [line items]
Capital additions	$ 33.1	$ 71.0
Equipment financing [Member] | Bottom of range [Member]
Disclosure of financial liabilities [line items]
Borrowings, interest rate	2.25%
Equipment financing [Member] | Top of range [Member]
Disclosure of financial liabilities [line items]
Borrowings, interest rate	7.55%
Constancia Operation [Member]
Disclosure of financial liabilities [line items]
Net additions	$ 39.5
Copper Mountain Mine (BC) Ltd. [Member]
Disclosure of financial liabilities [line items]
Annual deferred payments recorded as financial liability			$ 16.6
Contingent payments recorded as financial liability			$ 13.3
Accretion on financial liabilities	$ 1.4
Copper Mountain Mine (BC) Ltd. [Member] | Mitsubishi Materials Corporation [Member]
Disclosure of financial liabilities [line items]
Percentage of voting equity interests acquired			25.00%
Stream transactions with 777 mine [Member]
Disclosure of financial liabilities [line items]
Discount rate on streaming agreement	9.00%